ACQUISITION OF ADVANGELISTS, LLC (Details - Intangible assets) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 9,003,676	$ 9,003,676
Accumulated amortization	(4,706,473)	(3,355,922)
Intangible assets, net	$ 4,297,203	5,647,754
ATOS Platform [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Intangible asset, gross	$ 6,000,000	6,000,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Intangible asset, gross	$ 3,003,676	$ 3,003,676